Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015
Income Statement [Abstract]
Revenue	$ 79,670	$ 9,630	$ 250,659	$ 17,848	$ 11,638	$ 20,150	$ 20,150
Cost of revenue	13,232	2,025	31,326	6,075	5,750	9,000	10,700
Gross profit (loss)	66,438	7,605	219,333	11,773	5,888	11,150	9,450
Operation Expenses:
Compensation - officers	30,000	0	90,000	0	0	9,000	9,000
General and administrative	62,276	16,050	212,969	45,517	43,775	38,920	40,506
Professional fees	25,996	28,370	95,468	71,153	69,203	12,000	44,285
Research and development	53,255	0	136,237		0
Total Operating Expenses	171,527	44,420	534,674	116,670	112,978	59,920	93,791
Loss from Operations	(105,089)	(36,815)	(315,341)	(104,897)	(107,090)	(48,770)	(84,341)
Other Income (Expense):
Interest expense, net				(3,918)		0	0
Interest income (expense), net	65	(1,878)	(253)		(3,351)
Other income	5,868	0	7,858	0	10,000	0	0
Other expense	0	0	0	0	0	0	0
Total other expense	5,933	(1,878)	7,605	(3,918)	6,649	0	0
Loss before income taxes	(99,156)	(38,693)	(307,736)	(108,815)	(100,441)	(48,770)	(84,341)
Income tax provision	800	800	1,600	800	800	0	0
Net Loss	$ (99,956)	$ (39,493)	$ (309,336)	$ (109,615)	$ (101,241)	$ (48,770)	$ (84,341)
Net Loss Per Common Share:
Net loss per common share - Basic and Diluted	$ 0.00	$ 0.00	$ (.01)	$ (0.02)	$ (.01)	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	34,574,706	6,580,000	34,574,706	6,681,799	6,580,000	6,494,545	6,473,973